STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Summary of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at December 31, 2013	454,600	$3.25	4.97	436,416
Issued in connection with offering	941,539	3.00	4.97	903,877
Exercised	–	–	–	–
Cancelled	–	–	–	–
Outstanding at March 31, 2014	1,396,139	$3.00	4.97	$1,340,293

Exercisable at March 31, 2014	1,396,139	$3.00	4.97	$1,340,293

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at December 31, 2012	–	$–
Issued	754,600	2.34	–	–
Exercised	(300,000)	1.00	–	–
Cancelled	–	–	–	–
Outstanding at December 31, 2013	454,600	$3.23	4.97	$351,300

Exercisable at December 31, 2013	454,600	$3.23	4.97	$351,300